Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax asset, increase in valuation allowance	$ 1.2	$ 2.1
Pretax book loss	15.8	12.6
U.S. loss	15.3	12.5
Income (Loss) from Continuing Operations before Income Taxes, Foreign	0.5	$ 0.1
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 15.4
Net operating loss carryforward limited percentage of taxable income	80.00%
Federal | Research and experimentation
Operating Loss Carryforwards [Line Items]
Tax credits carryforwards	$ 0.1
Research And Experimentation Tax Credits Carryforwards Expiration Year	2041
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 15.4
Net operating loss carryforwards, expiration year	2030
Australian
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 0.1